Loans and borrowings (Tables)	6 Months Ended
Jun. 30, 2019
Borrowings [abstract]
Schedule of current loans and borrowings

Current

	Effective interest rate and final maturity	30 June 2019 (Unaudited)	31 December 2018 (Audited)

Short-term loans and borrowings
– General loans****	0.95% to LIBOR+0.65% per annum with maturity within one year	4,803	4,760

		4,803	4,760

Loans and borrowings due within one year
– For Tangguh LNG Project**	LIBOR+0.19% to 0.335% per annum with maturity within one year	223	223
– Notes*		12,360	2,059

		12,583	2,282

		17,386	7,042

Schedule of non-current loans and borrowings

Non-current

	Effective interest rate and final maturity	30 June 2019 (Unaudited)	31 December 2018 (Audited)

For Tangguh LNG Project**	LIBOR+0.19% to 0.335% per annum with maturity through 2021	194	305
For Tangguh LNG III Project ***	LIBOR+1.37% to 3.45% per annum with maturity from 2021 to 2029	2,072	1,618
Notes*		120,400	130,556

		122,666	132,479

Schedule of detailed information about notes

			Outstanding Principal Amount
Issued by	Maturity	Coupon Rate	30 June 2019 (Unaudited) USD million	31 December 2018 (Audited) USD million
CNOOC Finance (2003) Limited	Due in 2033	5.500%	300	300
CNOOC Finance (2011) Limited	Due in 2021	4.25%	1,500	1,500
CNOOC Finance (2011) Limited	Due in 2041	5.75%	500	500
CNOOC Finance (2012) Limited	Due in 2022	3.875%	1,500	1,500
CNOOC Finance (2012) Limited	Due in 2042	5.000%	500	500
CNOOC Finance (2013) Limited	Due in 2023	3.000%	2,000	2,000
CNOOC Finance (2013) Limited	Due in 2043	4.250%	500	500
CNOOC Finance (2014) ULC	Due in 2024	4.250%	2,250	2,250
CNOOC Finance (2014) ULC	Due in 2044	4.875%	500	500
CNOOC Petroleum North America ULC	Due in 2019	6.2%	300	300
CNOOC Petroleum North America ULC	Due in 2028	7.4%	200	200
CNOOC Petroleum North America ULC	Due in 2032	7.875%	500	500
CNOOC Petroleum North America ULC	Due in 2035	5.875%	790	790
CNOOC Petroleum North America ULC	Due in 2037	6.4%	1,250	1,250
CNOOC Petroleum North America ULC	Due in 2039	7.5%	700	700
CNOOC Finance (2015) U.S.A. LLC	Due in 2025	3.500%	2,000	2,000
CNOOC Finance (2015) Australia Pty Ltd	Due in 2020	2.625%	1,500	1,500
CNOOC Finance (2015) Australia Pty Ltd	Due in 2045	4.200%	300	300
CNOOC Finance (2015) U.S.A. LLC	Due in 2023	3.75%	450	450
CNOOC Finance (2015) U.S.A. LLC	Due in 2028	4.375%	1,000	1,000